Schedule of Long-Term Debt (Details) (Parenthetical)					6 Months Ended
	Feb. 15, 2024 USD ($) Integer	Sep. 14, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jul. 08, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jul. 30, 2024	Jul. 29, 2024	Jun. 28, 2024 USD ($)	Jun. 27, 2024	Dec. 31, 2023 USD ($)	Mar. 23, 2023 USD ($)	Dec. 20, 2021 USD ($)
Debt Instrument [Line Items]
Total long-term debt outstanding					$ 89,177,000
Outstanding balance					89,177,000					$ 61,490,000
Konkar Ormi [Member]
Debt Instrument [Line Items]
Long term debt balloon payment					$ 12,600,000
Interest rate margin					2.35
Long term debt balloon payment year					2028-09
Purchase amount		$ 28,500,000
Fund payment		$ 19,000,000
Outstanding loan amount					$ 17,800,000
Installment payment (17 installments)					400,000
Last installment					300,000
Konkar Asteri [Member]
Debt Instrument [Line Items]
Long term debt balloon payment					$ 8,500,000
Interest rate margin					2.35
Long term debt balloon payment year					2029-02
Outstanding loan amount					$ 14,200,000
Vessel capacity | Integer	82,013
Year built	2015
Purchase price	$ 26,625,000
Secured debt	$ 14,500,000
Installment payment (19 installments)					300,000
Konkar Venture [Member]
Debt Instrument [Line Items]
Long term debt balloon payment					$ 10,200,000
Interest rate margin					2.15
Loan amount drew down								$ 16,500,000
Long term debt balloon payment year					2029-06
Outstanding loan amount					$ 16,500,000
Installment payment (20 installments)					315,000
Tenthone [Member]
Debt Instrument [Line Items]
Quarterly installments payable (15 installments)					300,000
Fourthone [Member]
Debt Instrument [Line Items]
Loan amount drew down												$ 7,320,000
Outstanding balance												7,320,000
Eleventhone [Member]
Debt Instrument [Line Items]
Long term debt balloon payment					12,210,000
Loan amount drew down												$ 21,680,000
Outstanding balance					16,527,000
Quarterly installments (10 installments)					$ 431,670
Eleventhone [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate margin						2.40	3.15
Eleventhone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Prepaid amount											$ 750,000
Long term debt balloon payment year					2026-12
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Secured loan				$ 15,250,000
Total long-term debt outstanding					$ 10,750,000
Quarterly installments payable (5 installments)				300,000
Long term debt balloon payment				$ 9,250,000
Maturity date				July 2025
Interest rate margin								2.40	3.35
Minimum cash deposits					$ 500,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					125.00%
Previous Secured Loan - Seventhone Corp [Member]
Debt Instrument [Line Items]
Secured loan				$ 11,293,000
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding					$ 13,400,000
Long term debt balloon payment			$ 8,900,000
Maturity date			March 2028
Minimum cash deposits					$ 900,000
Debt to market value of adjusted assets maximum ratio					130.00%
Loan amount drew down			$ 15,500,000
Loan amount			$ 11,500,000
Minimum cash and cash equivalents					$ 2,000,000
Debt to market value of adjusted assets minimum required ratio					3.00%
Secured Loan Tenthone Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 500,000
Secured Loan Tenthone Corp [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt to market value of adjusted assets maximum ratio					75.00%
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 750,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					125.00%
Reduced minimum cash deposits					$ 500,000
Secured Loan Dryone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 800,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					130.00%
Percentage of valuation amount					65.00%
Secured Loan Drytwo Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 350,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					125.00%
Secured Loan Drythree Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits					$ 300,000
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					130.00%
Minimum cash and cash equivalents					$ 2,000,000
Debt to market value of adjusted assets minimum required ratio					3.00%